Portfolio of Investments Goose Hollow Tactical Allocation ETF	December 31, 2025 (Unaudited)

Shares		Fair Value ($)
Common Stocks — 18.6%
Consumer Staples — 2.4%
5,172	Estee Lauder Cos., Inc. (The)	541,612
4,660	Nestle SA, ADR	460,315
		1,001,927
Energy — 2.2%
15,697	Energy Transfer LP	258,844
8,946	ONEOK, Inc.	657,531
		916,375
Financials — 9.2%
238,184	AGNC Investment Corp.	2,553,331
60,000	Federal Home Loan Mortgage Corporation(a)	608,400
20,000	Rocket Cos., Inc., Class A	387,200
60,694	Turkiye Garanti Bankasi AS, ADR	188,151
		3,737,082
Health Care — 1.8%
13,965	Novo Nordisk A/S, ADR	710,539
Industrials — 0.2%
11,392	T1 Energy, Inc.(a)	76,099
Information Technology — 1.9%
18,034	Unity Software, Inc.(a)	796,562
Utilities — 0.9%
60,516	Orsted AS, ADR(a)	381,251
Total Common Stocks (Cost $7,132,719)		7,619,835

Exchange-Traded Funds — 72.3%
107,140	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	5,383,785
65,172	Invesco S&P 500 Equal Weight Consumer Staples ETF	1,891,617
23,170	iShares MSCI Japan Small Capital ETF	2,127,191
16,873	iShares MSCI Turkey ETF	580,769
16,488	iShares MSCI U.K. Small Capital ETF	690,262
10,525	iShares U.S. Home Construction ETF	1,013,558
40,817	ProShares Short Dow30 ETF	958,791
15,000	ProShares UltraPro Short QQQ ETF	1,027,500
20,364	ProShares UltraShort QQQ ETF	411,353
70,009	SPDR FTSE International Government Inflation-Protected Bond ETF	2,757,655
20,688	State Street Consumer Staples Select Sector SPDR ETF	1,607,044
5,492	State Street Health Care Select Sector SPDR ETF	850,162
42,203	Tradr 1X Short Innovation Daily ETF	1,276,641
3,000	VanEck Oil Services ETF	854,310
163,882	WisdomTree Floating Rate Treasury Fund ETF	8,246,541
Total Exchange-Traded Funds (Cost $29,663,930)		29,677,179

Warrants — 0.8%
11,960	Occidental Petroleum Corp., 08/03/2027(a)	230,434
63,824	Valaris, Ltd., 04/29/2028(a)	112,330
Total Warrants (Cost $583,004)		342,764

Purchased Options Contracts — 0.2%(b)
Total Purchased Options Contracts (Cost $120,996)		81,875

Total Investments — 91.9% (Cost $37,500,649)		37,721,653
Net other assets (liabilities)— 8.1%		3,344,103
Net Assets — 100.0%		41,065,756

(a)	Non-income producing security
(b)	See Purchased Options Contracts

Portfolio of Investments (continued) Goose Hollow Tactical Allocation ETF	December 31, 2025 (Unaudited)

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Written Options Contacts

Exchange-traded options on future contracts written as of December 31, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Euro Currency Options	Call	50	7,531	13,002	1.21	3/6/26	(20,000)
Japanese Yen Options	Call	100	8,438	24,753	67.50	2/6/26	(8,750)
(Total Premiums Received $37,755)							(28,750)

Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of December 31, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
Euro Currency Options	Call	50	7,406	41,999	1.19	3/6/26	49,375
Japanese Yen Options	Call	100	8,188	78,997	65.50	2/6/26	32,500
(Total Cost $120,996)							81,875

(a) Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.